ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE G – ACCRUED EXPENSES

Accrued expenses consisted of the following at December 31, 2023:

December 31,
2023
Accrued professional fees	$245,751
Accrued compensation and related expenses	1,146,435
Due to related party	178,723
Accrued other	66,139
Accrued expenses	$1,637,048